INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Insurance service result [abstract]
INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES	INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES
a)    The detail of the assets per reinsurance contract are:

	2025			2024
	Assets for remaining coverage (*)	Assets for incurred claims for contracts measured by PAA (**)	Total	Assets for remaining coverage (*)	Assets for incurred claims for contracts measured by PAA (**)	Total
		Present value of future cash flows			Present value of future cash flows
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances at the beginning of the period	(58,399)	899,569	841,170	(133,054)	1,005,100	872,046
Directly attributable expenses incurred	–	504,065	504,065	–	343,855	343,855
Changes related to past services	–	(328,799)	(328,799)	–	(158,503)	(158,503)
Future service changes	(2,028)	–	(2,028)	(5,735)	–	(5,735)
Reinsurance recoveries	(2,028)	175,266	173,238	(5,735)	185,352	179,617
Expenses for assigning the premiums paid to the reinsurer	(632,063)	–	(632,063)	(674,214)	–	(674,214)
Result of the reinsurance service	(634,091)	175,266	(458,825)	(679,949)	185,352	(494,597)
Net financial expenses for reinsurance contracts	–	40,528	40,528	–	30,377	30,377
Other changes	(48,573)	(46,201)	(94,774)	(13,237)	(18,679)	(31,916)
Cash flow:
Premiums paid net of commissions ceded and other directly attributable expenses paid	747,662	–	747,662	767,841	12	767,853
Reinsurance recoveries	–	(367,201)	(367,201)	–	(302,593)	(302,593)
Net cash flow	747,662	(367,201)	380,461	767,841	(302,581)	465,260
Balances at the end of the period	6,599	701,961	708,560	(58,399)	899,569	841,170
(*) Includes accounts payable to reinsurers and co-insurers and excess of loss contracts.
(**) Includes accounts receivable from reinsurers and co-insurers.
b)    The detail of the liability for insurance contracts are:

	2025
	Liabilities for remaining coverage		Liabilities for incurred claims - contracts not measured by PAA	Liabilities for incurred claims - contracts measured by PAA		Total
	Excluding loss component (*)	Loss component		Present Value of Fulfillment Cash Flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances at the beginning of the period	9,317,066	247,799	1,288,630	2,544,942	23,848	13,422,285
Insurance income	(4,649,818)	1,118	–	–	–	(4,648,700)
Claims incurred and other insurance service expenses	56,133	–	842,435	2,778,176	125	3,676,869
Adjustments relating to the past to liabilities for incurred claims	–	–	(713,756)	(190,799)	(3,584)	(908,139)
Losses and recoveries for losses in onerous contracts	–	10,686	–	–	–	10,686
Amortization of insurance acquisition cash flows	21,259	–	–	–	–	21,259
Insurance service expenses	77,392	10,686	128,679	2,587,377	(3,459)	2,800,675
Result of the insurance service	(4,572,426)	11,804	128,679	2,587,377	(3,459)	(1,848,025)
Net financial expenses for insurance contracts	1,012,259	(6,868)	95,490	119,361	946	1,221,188
Total changes in the consolidated income statement	(3,560,167)	4,936	224,169	2,706,738	(2,513)	(626,837)
Investment components	(1,045,427)	–	1,045,427	–	–	–
Acquisition of Pacifico EPS shares	(60,734)	–	–	175,615	764	115,645
Other changes	(683,280)	(7,212)	(11,223)	(80,224)	(600)	(782,539)
Cash flow:
Premiums received	7,358,881	–	–	–	–	7,358,881
Claims and other service expenses paid	–	–	(1,190,631)	(3,038,334)	–	(4,228,965)
Insurance acquisition cash flows	(994,315)	–	–	–	–	(994,315)
Net cash flow	6,364,566	–	(1,190,631)	(3,038,334)	–	2,135,601
Balances at the end of the period	10,332,024	245,523	1,356,372	2,308,737	21,499	14,264,155
(*) Includes accounts receivable of contracts measured under the PAA and debts to intermediaries, marketers and auxiliaries.

	2024
	Liabilities for remaining coverage		Liabilities for incurred claims - contracts not measured by PAA	Liabilities for incurred claims - contracts measured by PAA		Total
	Excluding loss component (*)	Loss component		Present Value of Fulfillment Cash Flows	Risk adjustment
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance at the beginning of the period	8,379,672	207,695	1,212,856	2,497,439	20,471	12,318,133
Insurance income	(3,779,710)	316	–	–	–	(3,779,394)
Claims incurred and other insurance service expenses	–	8,172	722,763	1,535,912	–	2,266,847
Adjustments relating to the past to liabilities for incurred claims	–	(4,365)	(550,740)	348,829	2,277	(203,999)
Losses and recoveries for losses in onerous contracts	–	15,801	–	–	–	15,801
Amortization of insurance acquisition cash flows	7,128	–	–	–	–	7,128
Insurance service expenses	7,128	19,608	172,023	1,884,741	2,277	2,085,777
Result of the insurance service	(3,772,582)	19,924	172,023	1,884,741	2,277	(1,693,617)
Net financial expenses for insurance contracts	553,835	(5,376)	64,928	126,019	1,044	740,450
Total changes in the consolidated income statement	(3,218,747)	14,548	236,951	2,010,760	3,321	(953,167)
Investment components	(914,866)	–	914,866	–	–	–
Other changes	(4,620)	25,556	1,171	9,884	56	32,047
Cash flow:						–
Premiums received	5,180,689	–	–	–	–	5,180,689
Claims and other service expenses paid	–	–	(1,077,214)	(1,973,141)	–	(3,050,355)
Insurance acquisition cash flows	(105,062)	–	–	–	–	(105,062)
Net cash flow	5,075,627	–	(1,077,214)	(1,973,141)	–	2,025,272
Balances at the end of the period	9,317,066	247,799	1,288,630	2,544,942	23,848	13,422,285
(*) Includes accounts receivable of contracts measured under the PAA and debts to intermediaries, marketers and auxiliaries.
c)    The components of the movement are presented below:

	2025				2024
	Present Value of Fulfillment Cash Flows	Risk adjustment	Contractual Service Margin (CSM)	Total	Present Value of Fulfillment Cash Flows	Risk adjustment	Contractual Service Margin (CSM)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances at the beginning of the period	9,164,961	152,793	1,258,050	10,575,804	8,220,567	144,207	1,202,240	9,567,014
Changes in the statement of income:
Changes in estimates that adjust the CSM	873	11,354	(12,122)	105	(19,665)	4,441	9,535	(5,689)
Changes in estimates that result in losses and recoveries for contract losses onerous	(6,299)	2,109	(5,783)	(9,973)	(8,949)	(681)	–	(9,630)
Initial recognition contracts	(122,940)	16,992	140,510	34,562	(102,195)	9,628	123,461	30,894
Changes related to future services	(128,366)	30,455	122,605	24,694	(130,809)	13,388	132,996	15,575
CSM recognized for services provided	–	–	(137,032)	(137,032)	–	–	(125,610)	(125,610)
Changes in the risk adjustment recognized for the expired risk	–	(21,026)	–	(21,026)	–	(20,039)	–	(20,039)
Experience adjustments	931,751	–	–	931,751	829,682	–	–	829,682
Changes related to current services	931,751	(21,026)	(137,032)	773,693	829,682	(20,039)	(125,610)	684,033
Adjustments to liabilities for incurred claims	(858,036)	10,219	–	(847,817)	(713,268)	9,927	–	(703,341)
Result of the insurance service	(54,651)	19,648	(14,427)	(49,430)	(14,395)	3,276	7,386	(3,733)
Net financial expenses for insurance contracts	1,048,399	4,032	48,449	1,100,880	564,473	3,896	45,118	613,487
Total changes in the consolidated income statement	993,748	23,680	34,022	1,051,450	550,078	7,172	52,504	609,754
Other changes	(470,998)	(12,040)	(80,955)	(563,993)	51,293	1,414	3,306	56,013
Cash flow:
Premiums collected	1,886,374	–	–	1,886,374	1,500,797	–	–	1,500,797
Benefits and expenses paid	(1,190,631)	–	–	(1,190,631)	(1,077,186)	–	–	(1,077,186)
Acquisition fees paid	(101,310)	–	–	(101,310)	(80,588)	–	–	(80,588)
Net cash flow	594,433	–	–	594,433	343,023	–	–	343,023
Balances at the end of the period	10,282,144	164,433	1,211,117	11,657,694	9,164,961	152,793	1,258,050	10,575,804
As of December 31, 2025, the insurance contract liabilities measured under the general model is S/10,507.1 million (as of December 31, 2024, S/9,536.8 million) and the variable fee approach (VFA) is S/1,150.6 million (as of December, 2024, S/1,039.0 million).
As of December 31, 2025, the contractual service margin of insurance contracts that existed at the transition date to which the entity has applied the fair value approach totals approximately S/645.6 million, see Note 22 (f).